Consolidated Statements of Changes in Equity ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)	Ordinary shares ILS (₪)	Ordinary shares USD ($)	Additional paid in capital and warrants ILS (₪)	Additional paid in capital and warrants USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD ($)
Balance at Dec. 31, 2014	₪ 14,311		₪ 2,414		₪ 130,918		₪ (119,021)
Comprehensive loss	(18,650)						(18,650)
Share-based compensation to employees and consultants	4,081						4,081
Proceeds from issue of shares and options, less issue expenses	10,010		250		9,760
Exercise of options into shares	27		1		26
Balance at Dec. 31, 2015	9,779		2,665		140,704		(133,590)
Comprehensive loss	(27,893)						(27,893)
Share-based compensation to employees and consultants	3,572						3,572
Proceeds from issue of shares and warrants, net of issue expenses	18,505		510		17,995
Issue of shares	1,197		32		1,165
Balance at Dec. 31, 2016	5,160	$ 1,488	3,207	$ 925	159,864	46,110	(157,911)	$ (45,547)
Comprehensive loss	(20,880)	(6,022)					(20,880)	(6,022)
Share-based compensation to employees and consultants	4,970	1,434	32	9	529	153	4,409	1,272
Proceeds from issue of shares and options, less issue expenses | $		1,044
Proceeds from issue of shares and warrants, net of issue expenses	16,215	4,677	1,457	421	14,758	4,256
Exercise of warrants into shares	3,618	1,044	302	87	3,316	957
Balance at Dec. 31, 2017	₪ 9,083	$ 2,621	₪ 4,998	$ 1,442	₪ 178,467	$ 51,476	₪ (174,382)	$ 50,297